UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio

October 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Alabama – 0.8%

$850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	10/18 at 100.00	A1		$949,085

500	Auburn University, Alabama, General Fee Revenue Bonds, Series 2011A, 5.000%, 6/01/41	6/21 at 100.00	Aa2		534,735
1,350	Total Alabama				1,483,820
	Alaska – 0.4%

145	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2006-2, 5.500%, 12/01/21 – NPFG Insured (Alternative Minimum Tax)	12/16 at 100.00	Aa2		154,690

720	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/14 at 100.00	Ba1		664,776
865	Total Alaska				819,466
	Arizona – 1.3%

1,195	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R	(4)	1,403,217

500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 10-9W, 18.060%, 1/01/38 (IF) (7)	1/18 at 100.00	Aa1		599,880

345	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2011, 7.625%, 3/01/31	3/21 at 100.00	BB+		358,517

85	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R		83,269
2,125	Total Arizona				2,444,883
	California – 13.0%

500	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Casa de Lad Campanas, Series 2010, 6.000%, 9/01/37	9/20 at 100.00	A–		517,440

500	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 3144, 19.392%, 10/01/16 (IF)	No Opt. Call	Aa1		664,120

1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A		1,071,190

100	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 1993A, 5.400%, 5/01/28 (ETM)	1/12 at 100.00	AA+	(4)	100,383

1,500	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	Baa2		1,480,080

1,200	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007B, 5.150%, 12/01/27 (Alternative Minimum Tax)	12/16 at 100.00	AA		1,220,592

575	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2009H, 5.500%, 11/01/27	11/19 at 100.00	A2		599,346

1,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.500%, 4/01/33	4/19 at 100.00	A1		1,168,820

720	California, Various Purpose General Obligation Bonds, Series 1997, 5.625%, 10/01/21 – BHAC Insured	4/12 at 100.00	AA+		732,629

1,000	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A, 0.000%, 11/01/21	No Opt. Call	A		526,960

1,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2009A, 6.000%, 8/01/25 – AGC Insured	No Opt. Call	AA+		1,168,200

1,100	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/17	1/12 at 100.00	A2		1,100,506

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	California (continued)

$1,000	Long Beach, California, Harbor Revenue Bonds, Series 2005A, 5.000%, 5/15/23 – NPFG Insured (Alternative Minimum Tax)	5/15 at 100.00	AA		$1,039,470

1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Series 2009A, 5.250%, 5/15/29	5/19 at 100.00	AA		1,078,280

500	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	9/12 at 100.00	N/R		453,695

85	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A–		91,507

1,000	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	No Opt. Call	BB		989,040

1,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2004C, 5.500%, 8/01/24 – NPFG Insured	8/12 at 102.00	AA–		1,051,440

850	Public Utilities Commission of the City and County of San Francisco, California, Water Revenue Bonds, Series 2006A, 5.000%, 11/01/25 – AGM Insured	5/16 at 100.00	AA+		905,208

1,000	San Gorgonio Memorial Healthcare District, Riverside County, California, General Obligation Bonds, Series 2009C, 7.000%, 8/01/27	8/17 at 100.00	A3		1,093,820

1,500	San Mateo County Joint Powers Financing Authority, California, Lease Revenue Refunding Bonds, Capital Projects, Series 2009A, 5.250%, 7/15/25	1/20 at 100.00	AA+		1,642,590

1,275	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured	12/17 at 100.00	AA–	(4)	1,524,365

2,000	Santa Monica Community College District, Los Angeles County, California, Certificates of Participation, Refunding Series 2004A, 5.000%, 2/01/27 – AMBAC Insured	2/14 at 100.00	N/R		2,037,978

	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
500	7.125%, 9/01/26	9/21 at 100.00	BBB+		534,375
500	7.400%, 9/01/32	9/21 at 100.00	BBB+		531,885

750	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2009B, 5.000%, 10/01/34	10/19 at 100.00	AA+		794,955
23,155	Total California				24,118,874
	Colorado – 2.8%

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20	No Opt. Call	N/R		995,430

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.750%, 5/15/36	5/18 at 100.00	BBB+		503,640

75	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/15	No Opt. Call	BBB		79,027

765	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13 – AMBAC Insured	No Opt. Call	A+		816,561

300	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	Baa1		298,338

535	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R		545,518

500	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R		498,750

1,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3		1,071,200

500	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R		493,920
5,175	Total Colorado				5,302,384

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Connecticut – 0.4%

$670	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2009, Trust 3363, 13.528%, 7/01/16 (IF)	No Opt. Call	AAA		$825,340
	District of Columbia – 0.2%

450	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.750%, 5/15/40	11/11 at 101.00	Baa1		443,817
	Florida – 4.7%

1,440	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 5.250%, 9/01/30	No Opt. Call	BBB		1,277,395

25	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R		23,341

200	Brevard County, Florida, North Brevard Recreation Special District, Limited Ad Valorem Tax Bonds, Parks and Recreation Program, Series 2007, 5.625%, 7/01/15 – AMBAC Insured	No Opt. Call	N/R		214,744

255	Brevard County, Florida, South Brevard Recreation Special District, Limited Ad Valorem Tax Bonds, Parks and Recreation Program, Series 2007, 5.000%, 7/01/22 – AMBAC Insured	7/16 at 100.00	A3		260,082

300	Brevard County, Florida, South Brevard Recreation Special District, Limited Ad Valorem Tax Bonds, Parks and Recreation Program, Series 2007, 5.000%, 7/01/13 – AMBAC Insured (ETM)	No Opt. Call	A3	(4)	322,560

105	Brevard County, Florida, South Brevard Recreation Special District, Limited Ad Valorem Tax Bonds, Parks and Recreation Program, Series 2007, 5.000%, 7/01/22 (Pre-refunded 7/01/16) – AMBAC Insured	7/16 at 100.00	A3	(4)	122,767

500	Crystal River, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2002, 5.000%, 10/01/25 – AMBAC Insured	10/12 at 100.00	N/R		501,780

750	Florida Board of Education, Lottery Revenue Bonds, Series 2006A, 5.000%, 7/01/21 – AMBAC Insured	7/15 at 101.00	AAA		808,005

350	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008-1, 6.450%, 1/01/39 (Alternative Minimum Tax)	7/17 at 100.00	AA+		377,139

2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund, Refunding Series 2011B, 5.125%, 6/01/27 (Alternative Minimum Tax)	6/21 at 100.00	AA+		2,119,538

885	Gulf Breeze, Florida, Revenue Improvement Non-Ad Valorem Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	N/R		844,467

1,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s Hospital, Series 2010A, 5.250%, 8/01/21	8/20 at 100.00	A		1,056,500

60	Okaloosa County Gas District, Florida, Gas System Revenue Bonds, Series 2005A, 4.400%, 10/01/29 – AMBAC Insured	10/14 at 100.00	A+		60,267

400	Sanibel, Florida, General Obligaiton Bonds, Series 2006, 4.350%, 2/01/36 – AMBAC Insured	8/16 at 100.00	N/R		405,896

75	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.750%, 10/01/22	10/17 at 100.00	BBB–		74,696

240	The City of Miami, Florida, Special Revenue Refunding Bonds, Series 1987, 0.000%, 1/01/15 – NPFG Insured	No Opt. Call	Baa1		201,206

75	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.375%, 5/01/17 (5)	No Opt. Call	N/R		54,591
8,660	Total Florida				8,724,974
	Georgia – 1.7%

650	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.250%, 7/01/27	7/17 at 100.00	Aa3		688,259

	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009A:
500	6.000%, 11/01/22	11/19 at 100.00	A1		595,325
500	6.000%, 11/01/24	11/19 at 100.00	A1		585,460

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$500	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	$516,420

750	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA	789,150
2,900	Total Georgia			3,174,614
	Guam – 1.0%

1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 4.500%, 7/01/18	No Opt. Call	Ba2	975,200

315	Guam Government, General Obligation Bonds, 2009 Series A, 5.750%, 11/15/14	No Opt. Call	B+	324,437

500	Guam International Airport Authority, Revenue Bonds, Series 2003C, 5.375%, 10/01/19 – NPFG Insured (Alternative Minimum Tax)	10/13 at 100.00	Baa1	511,175
1,815	Total Guam			1,810,812
	Hawaii – 0.7%

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company Inc., Refunding Series 2007B, 4.600%, 5/01/26 – FGIC Insured (Alternative Minimum Tax)	No Opt. Call	Baa1	1,382,670
	Idaho – 1.1%

750	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Series 2008, 7.375%, 6/01/34	6/18 at 100.00	A3	852,660

1,000	Idaho Housing and Finance Association, Economic Development Facilities Recovery Zone Revenue Bonds, TDF Facilities Project, Series 2010A, 6.500%, 2/01/26	2/21 at 100.00	A	1,045,810

180	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2008A-1, 6.250%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	Aa1	189,076
1,930	Total Idaho			2,087,546
	Illinois – 11.5%

1,000	Berwyn, Illinois, General Obligation Bonds, Refunding Series 2004, 5.000%, 12/01/13 – AMBAC Insured	No Opt. Call	N/R	1,060,960

1,000	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 6.000%, 11/01/35	11/20 at 100.00	BBB	1,051,790

1,085	Chicago State University, Illinois, Auxiliary Facilities System Revenue Bonds, Series 1998, 5.500%, 12/01/23 – NPFG Insured	No Opt. Call	Baa1	1,214,278

500	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O’Hare International Airport, Series 1999, 5.500%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA–	503,060

	Community College District 537, Macon, Christian, Dewitt, Logan, Moultrie, Pliatt, Sangamon and Shelby Counties, Illinois, General Obligation Bonds, Richland Community College, Series 2011:
400	5.250%, 11/01/20 (WI/DD, Settling 11/08/11)	No Opt. Call	AA	439,320
760	5.250%, 11/01/21 (WI/DD, Settling 11/08/11)	No Opt. Call	AA	831,828

500	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	BB–	518,090

1,000	Illinois Development Finance Authority, Revenue Bonds, St Vincent De Paul Center, Series 2000A, 1.400%, 11/15/39 (Mandatory put 2/28/13)	No Opt. Call	AA+	1,011,980

1,000	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 6.875%, 10/01/31	10/21 at 100.00	BBB–	1,006,480

750	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	A–	810,060

650	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37	1/18 at 100.00	Baa1	649,077

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.250%, 2/01/19	No Opt. Call	Baa3	$986,170

1,000	Illinois Finance Authority, Revenue Bonds, Northwestern University, Series 2008B, 1.200%, 12/01/46 (Mandatory put 3/01/13)	No Opt. Call	AAA	1,011,460

990	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	1,024,363

150	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/35 – NPFG Insured	5/17 at 100.00	Baa1	138,951

700	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB	713,979

665	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17	1/13 at 100.00	Baa1	683,188

1,000	Illinois State, Sales Tax Revenue Bonds, Series 2004, 5.000%, 6/15/27	6/14 at 100.00	AAA	1,023,740

715	Markham, Cook County, Illinois, General Obligation Bonds, Library Purpose Series 2005B, 5.250%, 1/01/18 – RAAI Insured	No Opt. Call	N/R	745,352

	Markham, Illinois, General Obligation Bonds, Series 2008A:
535	4.750%, 2/01/17	No Opt. Call	BBB	547,433
405	4.750%, 2/01/18	No Opt. Call	BBB	410,877
400	6.000%, 2/01/25	2/18 at 100.00	BBB	408,932

1,220	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 5.250%, 6/15/42 – NPFG Insured	6/12 at 101.00	AAA	1,221,891

500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	Aaa	683,515

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
195	3.000%, 6/01/12	No Opt. Call	A	197,239
1,250	5.000%, 6/01/18	No Opt. Call	A	1,343,388

250	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA	295,783

750	Southwestern Illinois Development Authority, Local Government Program Bonds, St. Clair County Community Unit School District 19 Mascoutah, Series 2009, 5.750%, 2/01/29 – AGC Insured	No Opt. Call	AA+	801,413
20,370	Total Illinois			21,334,597
	Indiana – 2.8%

250	Central Nine Career Charter School Building Corporation, Indiana, General Obligation Bonds, Series 2007, 5.500%, 1/15/17	No Opt. Call	A	283,550

1,000	Fishers Redevelopment District, Indiana, General Obligation Bonds, Saxony Project Series 2009, 5.250%, 7/15/34	1/20 at 100.00	AA	1,063,260

940	Hendricks County, Indiana, Redevelopment District Tax Increment Revenue Bonds, Refunding Series 2010B, 6.450%, 1/01/23	1/16 at 100.00	Baa2	974,207

525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	BBB–	534,513

1,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Union Hospital, Series 1993, 5.125%, 9/01/18	1/12 at 100.00	Baa1	1,000,880

250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22	1/18 at 100.00	A+	274,303

855	Portage Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2008, 5.250%, 1/15/19 – CIFG Insured	1/18 at 100.00	AA+	922,374

100	Tri-Creek Middle School Building Corporation, Indiana, First Mortgage Bonds, Series 2008, 6.000%, 1/15/16 – AGM Insured	No Opt. Call	AA+	118,025
4,920	Total Indiana			5,171,112

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa – 0.4%

$745	Des Moines, Iowa, Aviation System Revenue Bonds, Refunding Capital Loan Notes Series 2010B, 5.750%, 6/01/33 – AGM Insured (Alternative Minimum Tax)	6/20 at 100.00	AA+	$778,547
	Kansas – 1.4%

1,240	Kansas Development Finance Authority, Health Facilities Revenue Bonds, KU Health System, Series 2011H, 5.375%, 3/01/30	3/20 at 100.00	A+	1,273,406

1,250	Kansas State Independent College Finance Authority, Revenue Anticipation Notes, Ottawa University, Private Education Short-Term Loan Program, Series 2011D, 6.000%, 5/01/12	No Opt. Call	N/R	1,251,213
2,490	Total Kansas			2,524,619
	Kentucky – 1.7%

500	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA+	534,810

1,000	Pikeville, Kentucky, Educational Facilities Revenue Bond, Pikeville College of Osteopathic Medicine, Bond Anticipation Notes, Series 2011, 4.000%, 5/01/13	No Opt. Call	Mig-2	1,019,460

1,570	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 5.250%, 3/01/19	No Opt. Call	A3	1,691,204
3,070	Total Kentucky			3,245,474
	Louisiana – 0.2%

430	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39	11/11 at 101.00	A–	430,284
	Maryland – 1.3%

110	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	96,982

300	Maryland Community Development Administration, Residential Revenue Bonds, Series 1999D, 5.250%, 9/01/19 (Alternative Minimum Tax)	1/12 at 100.00	AA+	300,261

290	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001B, 5.375%, 9/01/22 (Alternative Minimum Tax)	1/12 at 100.00	Aa2	290,206

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa2	499,010

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005:
155	4.000%, 7/01/17 – RAAI Insured	7/14 at 100.00	N/R	148,755
1,405	5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	N/R	1,109,753
2,760	Total Maryland			2,444,967
	Massachusetts – 1.4%

1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.000%, 4/01/31	4/21 at 100.00	AA–	1,046,210

750	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/31	10/19 at 100.00	BBB	854,445

300	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28 (5), (6)	1/18 at 100.00	N/R	57,000

535	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 13.895%, 12/15/34 (IF) (7)	12/19 at 100.00	AAA	694,976
2,585	Total Massachusetts			2,652,631
	Michigan – 1.3%

250	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/14 – SYNCORA GTY Insured	4/13 at 100.00	BB	239,930

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Michigan (continued)

	Detroit, Michigan, General Obligation Bonds, Series 2004B-1:
$595	5.000%, 4/01/14 – AMBAC Insured	No Opt. Call	BB		$567,785
100	4.000%, 4/01/14 – AMBAC Insured	No Opt. Call	BB		93,242

500	Michigan Finance Authoirty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011, 7.750%, 7/15/26	7/21 at 100.00	BB		486,695

750	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds, Alma College Project, Series 2008, 5.500%, 6/01/28	6/18 at 100.00	A3		798,225

300	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	B2		269,094
2,495	Total Michigan				2,454,971
	Minnesota – 0.8%

55	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2005, 4.150%, 4/01/12	No Opt. Call	BBB		55,486

500	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 3.750%, 7/01/15	No Opt. Call	N/R		509,600

1,015	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Refunding Series 1997A, 5.700%, 11/01/15 – ACA Insured	1/12 at 100.00	BB+		1,015,345
1,570	Total Minnesota				1,580,431
	Missouri – 2.1%

1,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 5.625%, 3/01/34	3/18 at 100.00	A		1,070,140

900	Hannibal Industrial Development Authority, Missouri, Health Facilities Refunding Revenue Bonds, Hannibal Regional Hospital, Refunding Series 2010, 5.500%, 9/01/20	9/13 at 100.00	BBB+		935,190

1,000	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009C, 5.750%, 11/01/29	No Opt. Call	A–		1,035,420

600	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, Independence Electric System Projects, Series 2009D, 5.750%, 6/01/34	No Opt. Call	A–		615,204

287	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R		254,626
3,787	Total Missouri				3,910,580
	Nebraska – 0.3%

500	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Refunding Bonds, Children’s Hospital Obligated Group, Series 2008B, 6.125%, 8/15/31	8/17 at 100.00	A2		532,705
	Nevada – 1.6%

815	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2007A1, 5.000%, 7/01/19 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	Aa3		866,964

	North Las Vegas, Nevada, General Obligation Bonds, Series 2006:
1,000	5.000%, 5/01/28 (Pre-refunded 5/01/16) – NPFG Insured	5/16 at 100.00	A+	(4)	1,029,390
1,000	5.000%, 5/01/30 (Pre-refunded 5/01/16) – NPFG Insured	5/16 at 100.00	A+	(4)	1,023,640

100	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27	9/18 at 100.00	N/R		96,232
2,915	Total Nevada				3,016,226
	New Jersey – 2.2%

	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2004:
750	5.250%, 12/01/18 – AMBAC Insured	12/14 at 100.00	N/R		787,125
1,100	5.250%, 12/01/20 – AMBAC Insured	12/14 at 100.00	N/R		1,139,699

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$310	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.750%, 6/15/34	6/14 at 100.00	BBB	$293,849

1,000	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group, Refunding Series 2007B, 4.800%, 7/01/13	No Opt. Call	BBB–	1,035,290

50	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007U, 5.000%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	50,217

805	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008X, 5.000%, 4/01/17 (Alternative Minimum Tax)	No Opt. Call	AA	845,145
4,015	Total New Jersey			4,151,325
	New Mexico – 0.6%

250	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Series 2007A, 5.150%, 6/01/37 – FGIC Insured (Alternative Minimum Tax)	6/12 at 100.00	BBB–	219,423

775	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds CL 1, Series 2008-A2, 5.600%, 1/01/39 (Alternative Minimum Tax)	1/18 at 102.00	AA+	815,409
1,025	Total New Mexico			1,034,832
	New York – 3.6%

1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33	5/19 at 100.00	A–	1,126,080

675	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A, 5.250%, 2/01/27	No Opt. Call	BBB–	624,497

250	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	Aa2	282,923

100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13	No Opt. Call	N/R	99,233

1,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	9/16 at 100.00	BBB–	959,580

500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 18.101%, 10/01/16 (IF)	No Opt. Call	AA+	594,080

500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B, 5.500%, 10/15/27	No Opt. Call	AAA	633,090

300	New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, Series 87, 5.150%, 4/01/17	1/12 at 100.00	Aa1	305,415

500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	531,580

930	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/19	No Opt. Call	AA–	992,375

450	Saratoga County Water and Sewer Authority, New York, Revenue Bonds, Series 2008, 5.000%, 9/01/38	9/18 at 100.00	AA	473,760
6,205	Total New York			6,622,613
	North Carolina – 4.1%

100	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/21	10/17 at 100.00	N/R	95,167

1,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)	7/20 at 100.00	Aa3	1,037,080

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$665	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 13.879%, 7/01/38 (IF) (7)	7/20 at 100.00	AAA	$852,297

665	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008, Trust 1149, 14.019%, 7/15/38 (IF) (7)	1/19 at 100.00	AA–	735,756

2,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, Carolinas HealthCare System, Series 2011A, 5.000%, 1/15/31	1/21 at 100.00	AA–	2,072,258

350	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	420,802

500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/20	1/18 at 100.00	A–	559,750

340	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 11808, 22.135%, 6/01/18 (IF)	No Opt. Call	AA	375,122

740	North Carolina Medical Care Commission, Revenue Bonds, Maria Parham Medical Center, Series 2003, 5.500%, 10/01/17 – RAAI Insured	No Opt. Call	BB	740,496

500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/19	1/18 at 100.00	A	579,195

100	University of North Carolina System, Pooled Revenue Bonds, Series 2004B, 4.000%, 4/01/15 – AMBAC Insured	4/14 at 100.00	N/R	103,657
6,960	Total North Carolina			7,571,580
	Ohio – 0.5%

140	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	Aa2	146,912

750	Lorain, Ohio, General Obligation Bonds, Pellet Terminal Improvement Series 2008, 6.750%, 12/01/23	12/18 at 100.00	A3	853,155
890	Total Ohio			1,000,067
	Oregon – 0.6%

1,000	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B, 5.000%, 6/15/27 – AGM Insured	6/17 at 100.00	AA+	1,085,750
	Pennsylvania – 6.4%

1,980	Blair County, Pennsylvania, General Obligation Bonds, Series 2001A, 5.375%, 8/01/16 – AMBAC Insured	No Opt. Call	N/R	2,254,327

500	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/25	6/17 at 100.00	BBB	473,070

30	Harrisburg, Dauphin County, Pennsylvania, General Obligation Refunding Bonds, Series1997D, 0.000%, 3/15/15 – AMBAC Insured	No Opt. Call	N/R	21,588

1,200	Harrisburg, Dauphin County, Pennsylvania, General Obligation Refunding Notes, Series1997F, 0.000%, 3/15/17 – AMBAC Insured	No Opt. Call	N/R	701,400

1,250	Lackawanna County, Pennsylvania, General Obligation Notes, Series 2009B, 6.000%, 9/15/32 – AGC Insured	9/19 at 100.00	AA+	1,273,025

100	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 5.200%, 7/01/12	12/11 at 100.00	N/R	100,514

1,250	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Refunding Series 2011, 5.500%, 7/01/26	7/21 at 100.00	A	1,368,063

915	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2005, 5.000%, 1/01/23 – SYNCORA GTY Insured	1/15 at 100.00	N/R	902,629

500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 5.000%, 1/01/14	No Opt. Call	Baa3	519,310

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,000	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Refunding Bonds, Aqua Pennsylvania, Inc. Project, Series 2010A, 5.000%, 12/01/34 (Alternative Minimum Tax)	12/20 at 100.00	AA–	$1,031,260

375	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	Aa1	397,470

310	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter School Project, Series 2010, 5.000%, 8/01/20	No Opt. Call	BBB+	316,098

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	BBB+	1,004,500

870	Philadelphia Municipal Authority, Philadelphia, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.000%, 4/01/23	No Opt. Call	A2	931,666

625	Westmoreland County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Excela Health Project, Series 2010A, 5.000%, 7/01/25	7/20 at 100.00	A3	633,738
11,905	Total Pennsylvania			11,928,658
	Puerto Rico – 0.5%

300	Puerto Rico Highway and Transportation Authority, Grant Anticipation Revenue Bonds, Series 2004, 5.000%, 9/15/16 – NPFG Insured	No Opt. Call	A+	311,013

500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB, 5.250%, 7/01/18 – AMBAC Insured	No Opt. Call	A3	539,140
800	Total Puerto Rico			850,153
	Rhode Island – 1.3%

970	Pawtucket Housing Authority, Rhode Island, Capital Fund Housing Revenue Bonds, Series 2010, 5.500%, 9/01/29	9/20 at 103.00	AA	1,061,442

250	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A	266,355

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
955	6.000%, 6/01/23	6/12 at 100.00	Baa1	956,948
100	6.125%, 6/01/32	6/12 at 100.00	BBB	100,044
75	6.250%, 6/01/42	6/12 at 100.00	BBB	68,816
2,350	Total Rhode Island			2,453,605
	South Carolina – 1.4%

500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.125%, 12/01/30	12/16 at 100.00	A1	509,150

500	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/26	11/21 at 100.00	AA–	527,995

400	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2008A-3, 5.250%, 1/01/19	1/18 at 100.00	A–	453,560

740	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 6.000%, 8/01/13	No Opt. Call	BBB+	787,197

250	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40	10/19 at 100.00	A1	263,468
2,390	Total South Carolina			2,541,370
	South Dakota – 0.1%

210	South Dakota Educational Enhancement Funding Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002B, 6.500%, 6/01/32	6/12 at 101.00	A3	214,026
	Tennessee – 1.2%

1,000	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.000%, 10/01/30	10/20 at 100.00	N/R	1,040,890

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

$100	Memphis-Shelby County Airport Authority, Tennessee, Special Facilities Revenue Refunding Bonds, FedEx Inc., Series 2002, 5.050%, 9/01/12	No Opt. Call	BBB	$103,162

1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	943,690

50	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.000%, 9/01/16	No Opt. Call	Ba3	51,996
2,150	Total Tennessee			2,139,738
	Texas – 9.0%

750	La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp Inc., Series 2009A, 6.000%, 8/15/29	8/19 at 100.00	BBB	794,850

1,385	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005A. Remarketed, 5.750%, 4/01/26	No Opt. Call	Baa2	1,429,652

675	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2010A, 4.300%, 12/01/16	No Opt. Call	BBB–	678,348

	Harris County, Texas, Water Control and Improvement District 74, Unlimited Tax General Obligation Bonds, Series 2010:
210	4.550%, 8/01/23	2/18 at 100.00	N/R	216,943
195	5.000%, 8/01/36	2/18 at 100.00	N/R	200,193
1,515	5.200%, 8/01/39	2/18 at 100.00	N/R	1,571,691

250	Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, Cosmos Foundation, Inc., Series 2011A, 5.875%, 5/15/21	No Opt. Call	BBB	266,235

1,000	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011A, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	A	1,057,670

1,000	Houston, Texas, Water Conveyance System Contract, Certificates of Participation, Series 1993A-J, 6.800%, 12/15/11 – AMBAC Insured	No Opt. Call	N/R	1,005,780

1,265	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 12/15/20 – AGM Insured	No Opt. Call	AA+	1,424,668

	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A:
200	6.000%, 1/01/19	1/18 at 100.00	A2	232,258
325	6.000%, 1/01/23 – NPFG Insured	1/18 at 100.00	A2	365,004

375	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/38	1/18 at 100.00	A3	386,629

1,000	Northside Independent School District, Bexar County, Texas, General Obligation Bonds, Refunding Series 2011A, 1.350%, 6/01/39 (Mandatory put 6/01/14)	No Opt. Call	Aaa	1,011,410

1,000	Rockport, Texas, Certificates of Obligation, Series 2007, 5.250%, 2/15/27 – NPFG Insured	2/17 at 100.00	AA+	1,082,020

2,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 5.500%, 8/15/39 – AMBAC Insured	8/12 at 100.00	BBB+	1,999,900

2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2011, 5.250%, 7/01/23 (WI/DD, Settling 11/01/11)	7/21 at 100.00	Baa1	2,011,138

1,000	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 4.700%, 9/01/20	9/19 at 100.00	BBB	1,038,850
16,145	Total Texas			16,773,239
	Utah – 1.4%

	Utah Infrastructure Agency, Telecommunications & Franchise Tax Revenue , Series 2011A:
500	5.250%, 10/15/33 – AGM Insured	10/21 at 100.00	AA+	525,920
520	5.400%, 10/15/36 – AGM Insured	10/21 at 100.00	AA+	548,028

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

$435	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 5.750%, 7/15/20	No Opt. Call	BBB–	$435,548

95	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22	7/15 at 102.00	N/R	89,905

110	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.125%, 6/15/17	No Opt. Call	BBB–	109,728

750	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust 3006, 17.641%, 6/15/26 – AGM Insured (IF)	6/18 at 100.00	AAA	920,220
2,410	Total Utah			2,629,349
	Vermont – 0.1%

100	Burlington, Vermont, Electric System Revenue Refunding Bonds, Series 1996A, 6.250%, 7/01/12 – NPFG Insured	No Opt. Call	Baa1	103,614
	Virgin Islands – 1.8%

500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%, 10/01/31 – ACA Insured	10/14 at 100.00	BBB+	481,365

200	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/16 – FGIC Insured	No Opt. Call	BBB+	217,296

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	10/19 at 100.00	Baa2	1,023,790

1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/19	No Opt. Call	BBB	1,118,950

500	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes,Series 2009A-1, 5.000%, 10/01/24	10/19 at 100.00	BBB	509,800
3,200	Total Virgin Islands			3,351,201
	Virginia – 0.6%

815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	1,023,860
	Washington – 2.9%

1,700	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011A, 5.500%, 7/01/24 (Alternative Minimum Tax)	7/21 at 100.00	AA	1,931,880

100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	No Opt. Call	N/R	84,729

600	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.341%, 7/01/32 – AGM Insured (IF)	7/17 at 100.00	AA+	689,892

75	Skagit County Public Hospital District 1 , Washington, Skagit Valley Hospital, Series 2007, 5.750%, 12/01/28	12/17 at 100.00	Baa2	75,320

750	University of Washington, General Revenue Bonds, Tender Option Bond Tust 3005, 17.785%, 6/01/31 – AMBAC Insured (IF)	6/17 at 100.00	Aaa	890,280

1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30	12/20 at 100.00	Baa2	957,540

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
35	6.500%, 6/01/26	6/13 at 100.00	A3	35,596
660	6.625%, 6/01/32	6/13 at 100.00	Baa1	668,283
4,920	Total Washington			5,333,520
	Wisconsin – 3.1%

1,000	Eau Claire Area School District, Eau Claire, Chippewa and Dunn Counties, Wisconsin, General Obligation Bonds, Refunding Series 2011, 4.000%, 4/01/27 (WI/DD, Settling 11/07/11)	4/21 at 100.00	AA	1,005,050

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust Series 2010- 3184, 17.850%, 11/15/17 (IF)	No Opt. Call	AA+	570,200

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2010B:
$745	4.000%, 4/01/16	No Opt. Call	N/R	$755,683
610	5.000%, 4/01/17	No Opt. Call	N/R	641,244

440	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Tender Option Bond Trust 2009-15W, 18.845%, 8/15/37 (IF) (7)	2/20 at 100.00	Aa3	494,124

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.125%, 2/15/26	2/16 at 100.00	BBB+	984,010

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
1,000	6.000%, 5/01/27	5/19 at 100.00	AA–	1,164,740
90	6.000%, 5/01/33	No Opt. Call	AA–	102,032
5,385	Total Wisconsin			5,717,083
	Wyoming – 0.7%

1,000	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.000%, 9/15/26	3/21 at 100.00	A3	1,057,540

250	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A, 5.500%, 1/01/28	1/18 at 100.00	A2	270,370
1,250	Total Wyoming			1,327,910
$173,357	Total Investments (cost $173,702,069) – 97.0%			180,549,837
	Other Assets Less Liabilities – 3.0%			5,655,073
	Net Assets Applicable to Common Shares – 100%			$186,204,910

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$180,492,837	$57,000	$180,549,837

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2011

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Municipal Bonds
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	57,000
Transfers out of	—
Balance at the end of period	$57,000

During the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments was $173,508,273.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2011, were as follows:

Gross unrealized:
Appreciation	7,835,404
Depreciation	(793,840)
Net unrealized appreciation (depreciation) of investments	7,041,564

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings (not covered by the report of independent registered public accounting firm): Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

14	Nuveen Investments

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio

October 31, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 52.8%

	Aerospace & Defense – 0.6%

$25	DynCorp International Inc.	10.375%	7/01/17	B2	$22,813

10	Raytheon Company	4.400%	2/15/20	A–	10,924
35	Total Aerospace & Defense				33,737
	Airlines – 0.4%

25	Air Canada, 144A	12.000%	2/01/16	B–	23,625
	Auto Components – 0.5%

25	Dana Holding Corporation	6.500%	2/15/19	BB–	25,188
	Beverages – 0.9%

30	Anheuser Busch InBev, 144A	8.200%	1/15/39	A–	46,848

5	Miller Brewing Company, 144A	5.500%	8/15/13	BBB+	5,363
35	Total Beverages				52,211
	Biotechnology – 0.3%

15	STHI Holding Corporation, 144A	8.000%	3/15/18	B	15,300
	Capital Markets – 5.7%

20	Bank of New York Mellon	4.300%	5/15/14	Aa2	21,638

95	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	100,514

120	Goldman Sachs Group, Inc.	6.000%	6/15/20	A1	126,378

45	Morgan Stanley	5.625%	9/23/19	A	44,434

15	Morgan Stanley	5.500%	7/28/21	A	14,651

15	State Street Corporation	4.956%	3/15/18	BBB+	14,873
310	Total Capital Markets				322,488
	Chemicals – 1.6%

20	CF Industries Inc.	6.875%	5/01/18	BB+	22,800

20	Dow Chemical Company	4.250%	11/15/20	BBB	20,567

10	E.I. Du Pont de Nemours and Company	3.250%	1/15/15	A	10,635

5	Praxair, Inc.	4.500%	8/15/19	A	5,618

25	Rhodia SA, 144A	6.875%	9/15/20	BBB+	28,219
80	Total Chemicals				87,839
	Commercial Banks – 1.2%

25	Banco Bradesco S.A. Grand Cayman, 144A	4.125%	5/16/16	Baa1	25,063

40	HSBC Holdings PLC	6.800%	6/01/38	A1	43,933
65	Total Commercial Banks				68,996
	Consumer Finance – 1.1%

35	American Express Credit Corporation	7.300%	8/20/13	A2	38,315

20	Capital One Bank	8.800%	7/15/19	Baa1	23,756
55	Total Consumer Finance				62,071
	Containers & Packaging – 0.1%

5	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	4,650
	Diversified Financial Services – 10.3%

10	Bank of America Corporation	3.750%	7/12/16	A	9,539

155	Bank of America Corporation	5.875%	1/05/21	A	151,765

50	Citigroup Inc.	6.125%	11/21/17	A	55,066

105	Citigroup Inc.	5.375%	8/09/20	A	112,176

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

October 31, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services (continued)

$40	Citigroup Inc.	6.875%	3/05/38	A	$49,275

30	General Electric Capital Corporation	5.300%	2/11/21	AA	31,928

25	General Electric Capital Corporation	6.875%	1/10/39	AA+	30,218

75	JPMorgan Chase & Company	6.000%	1/15/18	Aa3	83,923

55	JPMorgan Chase & Company	4.250%	10/15/20	Aa3	54,736
545	Total Diversified Financial Services				578,626
	Diversified Telecommunication Services – 3.9%

35	AT&T, Inc.	6.800%	5/15/36	A2	44,133

15	France Telecom	5.375%	7/08/19	A–	16,884

27	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	27,392

50	Telecom Italia Capital	5.250%	10/01/15	BBB	48,690

25	Telefonica Emisiones SAU	4.949%	1/15/15	BBB+	25,697

45	Verizon Communications	6.250%	4/01/37	A–	55,119
197	Total Diversified Telecommunication Services				217,915
	Electric Utilities – 0.3%

15	FirstEnergy Solutions Corporation	6.050%	8/15/21	BBB–	16,981
	Energy Equipment & Services – 0.4%

5	Nabors Industries Inc.	9.250%	1/15/19	BBB	6,297

15	Weatherford International Limited	7.000%	3/15/38	BBB	17,686
20	Total Energy Equipment & Services				23,983
	Food & Staples Retailing – 1.0%

20	CVS Caremark Corporation	3.250%	5/18/15	BBB+	21,146

10	Safeway Inc.	6.250%	3/15/14	BBB	11,094

25	Supervalu Inc.	7.500%	11/15/14	B	25,375
55	Total Food & Staples Retailing				57,615
	Food Products – 0.1%

5	Kraft Foods Inc.	6.125%	2/01/18	Baa2	5,897
	Gas Utilities – 0.1%

5	Ferrellgas LP	6.500%	5/01/21	Ba3	4,475
	Health Care Providers & Services – 0.5%

20	UnitedHealth Group Incorporated	6.875%	2/15/38	A–	26,373
	Household Durables – 0.2%

15	MDC Holdings Inc.	5.625%	2/01/20	Baa3	13,441
	Independent Power Producers & Energy Traders – 1.0%

25	Calpine Corporation, 144A	7.875%	7/31/20	BB–	26,813

25	NRG Energy Inc.	7.375%	1/15/17	B–	26,031
50	Total Independent Power Producers & Energy Traders				52,844
	Industrial Conglomerates – 0.4%

20	Offshore Group Investment Limited	11.500%	8/01/15	B–	21,800
	Insurance – 2.7%

25	Berkshire Hathaway Inc.	5.400%	5/15/18	AA+	28,575

20	Genworth Financial Inc.	6.515%	5/22/18	BBB	18,049

40	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	41,400

15	MetLife Inc.	7.717%	2/15/19	A–	18,810

20	Prudential Financial Inc.	7.375%	6/15/19	A	24,283

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

$20	Prudential Financial Inc.	5.900%	3/17/36	A	$21,399
140	Total Insurance				152,516
	Media – 5.4%

20	Comcast Corporation	6.400%	5/15/38	BBB+	23,820

10	Cox Communications, Inc	5.500%	10/01/15	BBB	11,226

35	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	38,574

50	News America Holdings Inc., 144A	6.150%	2/15/41	BBB+	55,791

55	Time Warner Cable Inc.	6.550%	5/01/37	BBB	64,717

30	Time Warner Inc.	4.875%	3/15/20	BBB	32,639

40	Viacom Inc.	6.875%	4/30/36	BBB+	51,054

25	XM Satellite Radio Inc., 144A	7.625%	11/01/18	BB	26,938
265	Total Media				304,759
	Metals & Mining – 5.4%

25	Alcoa Inc.	5.400%	4/15/21	BBB–	24,772

25	ArcelorMittal	7.000%	10/15/39	BBB–	24,965

50	Newmont Mining Corporation	6.250%	10/01/39	BBB+	62,607

25	Patriot Coal Corporation	8.250%	4/30/18	B+	24,250

15	Southern Copper Corporation	7.500%	7/27/35	Baa2	16,613

25	Teck Resources Limited	6.125%	10/01/35	BBB	28,028

25	Teck Resources Limited	6.250%	7/15/41	BBB	28,816

25	United States Steel Corporation	6.050%	6/01/17	BB	23,250

40	Vale Overseas Limited	6.875%	11/10/39	BBB+	46,097

25	Vedanta Resources PLC, 144A	9.500%	7/18/18	BB	24,000
280	Total Metals & Mining				303,398
	Multiline Retail – 0.7%

35	Target Corporation	5.375%	5/01/17	A+	41,197
	Oil, Gas & Consumable Fuels – 3.9%

10	Anadarko Petroleum Corporation	7.625%	3/15/14	BBB–	11,269

55	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	63,278

10	Chevron Corporation	3.950%	3/03/14	Aa1	10,759

20	Enbridge Energy Partners LP	5.200%	3/15/20	BBB	21,952

25	Plains All American Pipeline L.P	5.750%	1/15/20	BBB–	28,171

25	SM Energy Company, 144A	6.625%	2/15/19	BB	25,250

25	SunCor Energy Inc.	6.100%	6/01/18	BBB+	29,586

25	Western Refining Inc.	11.250%	6/15/17	B	27,625
195	Total Oil, Gas & Consumable Fuels				217,890
	Paper & Forest Products – 0.6%

25	International Paper Company	8.700%	6/15/38	BBB	32,888
	Pharmaceuticals – 0.5%

25	Valeant Pharmaceuticals International, 144A	6.875%	12/01/18	BB	24,906
	Real Estate Investment Trust – 0.5%

25	Prologis Inc.	6.875%	3/15/20	Baa2	27,676
	Specialty Retail – 0.4%

25	Armored AutoGroup Inc., 144A	9.250%	11/01/18	CCC+	22,250

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

October 31, 2011

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Thrifts & Mortgage Finance – 0.5%

$30	WEA Finance LLC, 144A	4.625%	5/10/21	A2	$29,703
	Tobacco – 1.6%

15	Altria Group Inc.	4.750%	5/05/21	Baa1	16,159

50	Altria Group Inc.	9.950%	11/10/38	Baa1	75,965
65	Total Tobacco				92,124
$2,707	Total Corporate Bonds (cost $2,804,514)				2,965,362

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CAPITAL PREFERRED SECURITIES – 3.8%

	Commercial Banks – 0.8%

55	Wachovia Capital Trust III	5.570%	3/15/42	A–	$47,713
	Consumer Finance – 0.7%

40	Capital One Capital III Corporation	7.686%	8/15/36	Baa3	39,700
	Diversified Financial Services – 1.5%

80	JP Morgan Chase Capital Trust XX Ser T	6.550%	9/29/36	A2	82,302
	Insurance – 0.8%

50	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	44,500
	Total Capital Preferred Securities (cost $218,795)				214,215

Principal Amount (000)/ Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 0.3%

	Commercial Banks – 0.3%

20 EUR	Barclays Bank PLC	4.750%		A–	$15,497
	Total $25 Par (or similar) Preferred Securities (cost $21,996)				15,497

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 41.5%

	Autos – Asset-Backed Securities – 0.2%

$5	Capital Auto Receivable Asset Trust, 2008-2, A3A	4.680%	10/15/12	AAA	$4,652

7	Volkswagen Auto Loan Enhanced Trust, 2008-2, Class A3A	5.470%	3/20/13	AAA	7,444
12	Total Autos – Asset-Backed Securities				12,096
	Residential – Mortgage-Backed Securities – 41.3%

471	Federal National Mortgage Association Pool 929182	5.000%	3/01/38	AAA	507,517

82	Federal National Mortgage Association Pool 946228	6.160%	9/01/37	AAA	88,766

251	Federal National Mortgage Association Pool 984834	5.000%	7/01/38	AAA	270,457

985	Federal National Mortgage Association Pool MDR (WI/DD)	5.500%	TBA	AAA	1,067,186

200	Federal National Mortgage Association Pool MDR (WI/DD)	4.500%	TBA	AAA	211,469

170	Federal National Mortgage Association Pool MDR (WI/DD)	4.000%	TBA	AAA	176,694
2,159	Total Residential – Mortgage-Backed Securities				2,322,089
$2,171	Total Asset-Backed and Mortgage-Backed Securities (cost $2,262,910)				2,334,185

18	Nuveen Investments

Principal Amount (000)	Description (1)		Optional Call Provisions (3)	Ratings (2)	Value

	TAXABLE MUNICIPAL BONDS – 1.4%

	Illinois – 1.4%

$75	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A+	$79,938
$75	Total Taxable Municipal Bonds (cost $75,000)				79,938

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.3%

$125	United States of America Treasury Securities, STRIPS (P/O) (4)	0.010%	5/15/30	Aaa	$69,683
$125	Total U.S. Government and Agency Obligations (cost $52,740)				69,683

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 0.3%

	Peru – 0.3%

$15	Republic of Peru	6.550%	3/14/37	Baa3	$18,675
	Total Sovereign Debt (cost $16,790)				18,675

Principal Amount (000)	Description (1)		Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 23.8%

$1,338	Repurchase Agreement with State Street Bank, dated 10/31/11, repurchase price $1,337,999, collateralized by $1,365,000 U.S. Treasury Bills, 0.000%, due 12/29/11, value $1,364,978		0.010%	11/01/11	$1,337,998
	Total Short-Term Investments (cost $1,337,998)				1,337,998
	Total Investments (cost $6,790,743) – 125.2%				7,035,553
	Other Assets Less Liabilities – (25.2)% (5)				(1,415,256)
	Net Assets – 100%				$5,620,297

Investments in Derivatives at October 31, 2011:

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citibank	Euro	60,000	U.S. Dollar	83,410	12/21/11	$421
Bank of America	Japanese Yen	9,000,000	U.S. Dollar	117,345	12/21/11	2,116
Bank of America	Swiss Franc	85,000	U.S. Dollar	95,129	12/05/11	(1,751)
Bank of America	U.S. Dollar	102,214	Australian Dollar	100,000	12/21/11	2,555
Citibank	U.S. Dollar	210,997	Canadian Dollar	215,000	12/21/11	4,457
Morgan Stanley	U.S. Dollar	37,509	Mexican Peso	500,000	12/21/11	(159)
Citibank	U.S. Dollar	62,152	New Zealand Dollar	80,000	12/05/11	2,395
JPMorgan Chase	U.S. Dollar	22,674	South African Rand	180,000	12/21/11	(156)
Citibank	U.S. Dollar	52,975	South Korean Won	63,000,000	11/14/11	3,715
						$13,593

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

October 31, 2011

Interest Rate Swaps outstanding:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citibank	2,200,000	ZAR	Pay	3-Month JIBAR	7.655%	Quarterly	1/07/21	$4,441	$4,441
RBC	250,000	NZD	Pay	3-Month NZD-BBR	6.045	Semi-Annually	6/22/19	24,913	24,913
									$29,354
*	Annualized

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection	Current Credit Spread (6)	Notional Amount (U.S. Dollars)	Fixed Rate	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
JPMorgan	DJ High Yield CDX	Sell (7)	6.50%	$600,000	5.000%	12/20/16	$(32,716)	$41,909
UBS AG	DJ High Yield CDX	Sell (7)	6.50	200,000	5.000	12/20/16	(10,905)	14,095
UBS AG	DJ Investment Grade CDX	Sell (7)	1.20	300,000	1.000	12/20/16	(2,584)	4,811
JPMorgan	DJ Investment Grade CDX	Sell (7)	1.20	2,250,000	1.000	12/20/16	(19,377)	33,421
								$94,236

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$2,965,362	$—	$2,965,362
Capital Preferred Securities	—	214,215	—	214,215
$25 Par (or similar) Preferred Securities	—	15,497	—	15,497
Asset-Backed and Mortgage-Backed Securities	—	2,334,185	—	2,334,185
Taxable Municipal Bonds	—	79,938	—	79,938
U.S. Government and Agency Obligations	—	69,683	—	69,683
Sovereign Debt	—	18,675	—	18,675
Short-Term Investments	—	1,337,998	—	1,337,998
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	13,593	—	13,593
Interest Rate Swaps*	—	29,354	—	29,354
Credit Default Swaps*	—	94,236	—	94,236
Total	$—	$7,172,736	$—	$7,172,736
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

20	Nuveen Investments

During the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Funds as of October 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$15,659	Unrealized depreciation on forward foreign currency exchange contracts	$2,066
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	29,354	Unrealized depreciation on interest rate swaps*	—
Credit	Swaps	Unrealized apprecation on credit default swaps*	94,236	Unrealized depreciation on credit default swaps*	—
Total			$139,249		$2,066
*	Value represents gross cumulative unrealized appreciation (depreciation) of swap contracts as reported on the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of foreign currency transaction gains and losses, amortization of premium and timing and character differences in recognizing certain gains and losses on investment transaction. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments (excluding investments in derivatives) was $6,859,489.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at October 31, 2011, were as follows:

Gross unrealized:
Appreciation	$292,558
Depreciation	(116,494)
Net unrealized appreciation (depreciation) of investments	$176,064

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Enhanced Multi-Strategy Income Managed Accounts Portfolio (continued)

October 31, 2011

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Services, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Other Assets Less Liabilities includes the Net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at October 31, 2011.

(6)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(7)	The Fund entered into a credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

MDR	Denotes investment is subject to dollar roll transactions.

P/O	Principal only security.

EUR	Euro

NZD	New Zealand Dollar

ZAR	South African Rand

JIBAR	Johannesburg Inter-Bank Agreed Rate

NZD-BBR	New Zealand Dollar-Bank Bill Rate

22	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2011